Prepayments (Tables)	12 Months Ended
Apr. 30, 2023
Prepayments [Abstract]
Schedule of prepayments
	April 30 2023	April 30, 2022
Prepayment for inventory purchases	$1,547,243	$656,917
Prepaid expense – services provider	—	70,737
Total prepayments	$1,547,243	$727,654